NOTE 3 - ACCOUNTS RECEIVABLE, NET: Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Details
Accounts Receivable, Gross	$ 5,681,513	$ 4,045,363
Allowance for Doubtful Accounts Receivable	(40,012)	(44,207)
Accounts Receivable, Net	$ 5,641,501	$ 4,001,156